UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Long —132.7%
Aerospace & Defense — 5.6%
17,300	Northrop Grumman Corp.(a)	$1,227,262
31,200	Raytheon Co.(a)	1,619,280

		2,846,542

Air Freight & Couriers — 1.1%
10,400	Ryder System, Inc.(a)	567,216

Banks — 6.5%
3,500	Downey Financial Corp.	250,390
1,300	Hancock Holding Co.	61,087
47,900	U.S. Bancorp(a)	1,705,240
34,800	Wells Fargo & Co.(a)	1,250,016

		3,266,733

Beverages — 2.4%
15,100	Molson Coors Brewing Co. Class B	1,220,080

Biotechnology — 3.4%
19,700	Biogen Idec, Inc.*	952,298
13,900	Celgene Corp.*	746,152

		1,698,450

Chemicals — 0.6%
6,500	OM Group, Inc.*	317,590

Commercial Services & Supplies — 0.6%
11,600	Convergys Corp.*(a)	302,064

Communications Equipment — 6.9%
114,100	Cisco Systems, Inc.*(a)	3,033,919
12,700	InterDigital Communications Corp.*	440,563

		3,474,482

Computers & Peripherals — 9.4%
60,050	Hewlett-Packard Co.	2,598,964
34,500	Lexmark International, Inc.*	2,174,535

		4,773,499

Construction & Engineering — 1.7%
15,200	EMCOR Group, Inc.*	872,784

Containers & Packaging — 0.2%
2,600	Pactiv Corp.*	84,344

Diversified Financials — 14.1%
8,900	Ameriprise Financial, Inc.	524,744
14,700	Countrywide Financial Corp.(a)	639,156
46,800	J.P. Morgan Chase & Co.(a)	2,383,524
42,700	Janus Capital Group, Inc.(a)	874,496
3,800	Knight Capital Group, Inc.*	68,666
35,500	Moody’s Corp.(a)	2,540,380
4,700	optionsXpress Holdings, Inc.	111,625

		7,142,591

Shares	Description	Value
Common Stocks — Long — (continued)
Diversified Telecommunication Services — 1.9%
1,900	ALLTEL Corp.	$116,451
10,018	AT&T, Inc.(a)	376,959
36,000	Qwest Communications International, Inc.*	293,400
9,700	Sprint Nextel Corp.	172,951

		959,761

Electric Utilities — 5.4%
3,600	FirstEnergy Corp.	213,588
53,800	PG&E Corp.	2,511,384

		2,724,972

Electrical Equipment — 2.2%
9,200	Belden CDT, Inc.	397,900
8,500	Energizer Holdings, Inc.*	724,455

		1,122,355

Food & Drug Retailing — 1.7%
23,400	Safeway, Inc.	843,102

Food Products — 0.7%
6,500	Archer-Daniels-Midland Co.(a)	208,000
3,500	Dean Foods Co.*(a)	154,875

		362,875

Healthcare Equipment & Supplies — 1.1%
16,700	Applera Corp. — Applied Biosystems Group(a)	580,492

Healthcare Providers & Services — 4.9%
16,800	AMERIGROUP Corp.*(a)	609,168
29,800	AmerisourceBergen Corp.(a)	1,560,924
5,300	Humana, Inc.*(a)	294,150

		2,464,242

Hotels, Restaurants & Leisure — 3.1%
33,100	Marriott International, Inc.(a)	1,593,434

Insurance — 3.7%
33,000	Loews Corp.	1,434,180
7,700	The PMI Group, Inc.	368,214
900	Triad Guaranty, Inc.*	46,350

		1,848,744

Internet Software & Services — 4.5%
7,700	Digital River, Inc.*	394,086
40,500	IAC/InterActiveCorp.*	1,555,200
9,700	Sohu.com, Inc.*	260,542
1,800	The Knot, Inc.*	54,306

		2,264,134

Machinery — 0.1%
1,400	EnPro Industries, Inc.*	46,270

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Long — (continued)
Media — 9.4%
24,000	Comcast Corp.*	$1,063,680
61,600	The DIRECTV Group, Inc.*	1,502,424
14,900	The McGraw-Hill Companies, Inc.(a)	999,492
55,000	Time Warner, Inc.(a)	1,202,850

		4,768,446

Metals & Mining — 0.2%
1,700	Newmont Mining Corp.	76,670

Multiline Retail — 0.1%
2,200	Big Lots, Inc.*	57,046

Oil & Gas — 16.1%
36,400	Devon Energy Corp.(a)	2,551,276
54,900	Exxon Mobil Corp.(a)	4,068,090
17,000	Marathon Oil Corp.	1,535,780

		8,155,146

Personal Products — 1.5%
12,900	NBTY, Inc.*	668,865
2,400	The Estee Lauder Companies, Inc.	114,000

		782,865

Pharmaceuticals — 8.7%
47,100	Merck & Co., Inc.(a)	2,107,725
86,900	Pfizer, Inc.(a)	2,280,256

		4,387,981

Real Estate — 1.2%
12,900	American Home Mortgage Investment Corp. (REIT)(a)	450,726
1,400	Kimco Realty Corp. (REIT)	69,440
2,900	RAIT Financial Trust (REIT)	108,431

		628,597

Road & Rail — 0.4%
5,100	CSX Corp.	187,629

Semiconductor Equipment & Products — 2.5%
3,600	Micron Technology, Inc.*(a)	46,620
40,200	Novellus Systems, Inc.*	1,239,366

		1,285,986

Software — 6.7%
10,900	Intuit, Inc.*	342,805
9,100	Microsoft Corp.	280,826
3,100	MicroStrategy, Inc.*	376,402
106,800	Symantec Corp.*	1,891,428
18,600	Synopsys, Inc.*	494,760

		3,386,221

Shares	Description	Value
Common Stocks — Long — (continued)
Specialty Retail — 0.9%
12,400	AutoNation, Inc.*	$278,380
4,400	Office Depot, Inc.*	164,516

		442,896

Textiles & Apparel — 1.0%
15,500	Jones Apparel Group, Inc.	529,480

Tobacco — 0.8%
6,800	UST, Inc.(a)	390,592

Wireless Telecommunication Services — 1.4%
8,799	Telephone & Data Systems, Inc.	492,304
2,900	United States Cellular Corp.*	209,090

		701,394

TOTAL COMMON STOCKS — LONG		$67,157,705

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.2%
Joint Repurchase Agreement Account II
$600,000	5.280%	02/01/07	$600,000
Maturity Value: $600,088

TOTAL INVESTMENTS — 133.9			$67,757,705

LIABILITIES IN EXCESS OF OTHER ASSETS — (33.9)%			(17,140,462)

NET ASSETS — 100.0%			$50,617,243

Shares	Description	Value
Common Stocks — Short — 33.5%
Biotechnology — 2.8%
56,900	Affymetrix, Inc.	$1,420,224

Building Products — 0.2%
1,700	USG Corp.	91,120

Commercial Services & Supplies — 3.1%
13,400	Iconix Brand Group, Inc.	266,794
36,000	Net 1 UEPS Technologies, Inc.	975,600
12,900	Universal Technical Institute, Inc.	305,085

		1,547,479

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — Short — (continued)
Computers & Peripherals — 2.4%
1,600	Rackable Systems, Inc.	$30,560
29,200	SanDisk Corp.	1,173,840

		1,204,400

Diversified Financials — 5.3%
24,000	Freddie Mac	1,558,320
10,500	Legg Mason, Inc.	1,100,925

		2,659,245

Diversified Telecommunications — 2.8%
45,200	JDS Uniphase Corp.	803,656
20,600	NeuStar, Inc.	636,334

		1,439,990

Electrical Equipment — 0.7%
9,800	Energy Conversion Devices, Inc.	337,610

Energy Equipment & Services — 0.1%
1,300	CARBO Ceramics, Inc.	47,944

Food & Drug Retailing — 2.8%
9,100	Central European Distribution Corp.	268,359
61,800	Microsemi Corp.	1,124,760

		1,393,119

Healthcare Equipment & Supplies — 0.1%
2,800	ev3, Inc.	51,576

Healthcare Providers & Services — 0.7%
8,000	Matria Healthcare, Inc.	221,040
3,400	Omnicare, Inc.	136,646

		357,686

Household Durables — 1.8%
9,700	Fortune Brands, Inc.	812,084
4,900	Tupperware Brands Corp.	114,317

		926,401

Internet Software & Services — 2.9%
45,200	eBay, Inc.	1,464,028

IT Consulting & Services — 0.1%
1,800	NAVTEQ	63,864

Metals & Mining — 0.6%
9,700	Arch Coal, Inc.	288,284

Oil & Gas — 4.1%
19,600	Kinder Morgan, Inc.	2,077,600

Pharmaceuticals — 0.4%
4,600	Adams Respiratory Therapeutics, Inc.	206,310

Semiconductor Equipment & Products — 0.1%
1,500	Broadcom Corp.	47,880

Shares	Description	Value
Common Stocks — Short — (continued)
Specialty Retail — 2.2%
9,800	Chico’s FAS, Inc.	$204,624
21,100	Tiffany & Co.	828,386
1,100	Tractor Supply Co.	55,363

		1,088,373

Textiles & Apparel — 0.1%
1,600	Volcom, Inc.	51,184

Wireless Telecommunications — 0.4%
7,100	SBA Communications Corp.	210,941

TOTAL COMMON STOCKS — SHORT		$16,975,258

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is pledged as collateral for short sales.

(b) Joint repurchase agreement was entered into on January 31, 2007.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	3	March 2007	$216,450	$2,244

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$65,151,371

Gross unrealized gain	3,923,174
Gross unrealized loss	(1,316,840)

Net unrealized security gain	$2,606,334

Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 92.1%
Australia — 6.9%
23,731	Amcor Ltd. (Containers & Packaging)	$134,772
3,662	AMP Ltd. (Insurance)	29,851
5,285	Ansell Ltd. (Healthcare Equipment & Supplies)	46,041
33,008	APN News & Media Ltd. (Media)	155,976
41,940	AXA Asia Pacific Holdings Ltd. (Insurance)	236,078
32,009	BHP Billiton Ltd. (Metals & Mining)	655,593
11,116	Caltex Australia Ltd. (Oil & Gas)	188,846
6,161	Centro Properties Group (Real Estate)	43,367
42,036	Coles Myer Ltd. (Food & Drug Retailing)	465,867
6,255	Commonwealth Bank of Australia (Banks)	243,944
185,164	Commonwealth Property Office Fund (Real Estate)	209,074
2,015	CSL Ltd. (Pharmaceuticals)	109,103
39,973	David Jones Ltd. (Multiline Retail)	141,001
16,301	Downer EDI Ltd. (Commercial Services & Supplies)	83,809
8,474	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	112,207
10,224	GPT Group (Real Estate)	43,469
8,551	Incitec Pivot Ltd. (Chemicals)	239,503
129,587	Insurance Australia Group Ltd. (Insurance)	652,581
3,776	Leighton Holdings Ltd. (Construction & Engineering)	64,791
15,096	Lend Lease Corp. Ltd. (Real Estate)	222,722
5,582	Macquarie Communications Infrastructure Group (Transportation Infrastructure)	15,908
98,290	Macquarie Office Trust (Real Estate)	125,498
38,290	Mirvac Group (Real Estate)	167,550
8,269	National Australia Bank Ltd. (Banks)	260,303
664	Orica Ltd. (Chemicals)	12,501
74,919	Qantas Airways Ltd. (Airlines)	314,494
13,616	QBE Insurance Group Ltd. (Insurance)	326,812
438	Rio Tinto Ltd. (Metals & Mining)	26,362
3,350	Santos Ltd. (Oil & Gas)	24,365
2,051	Seek Ltd. (Internet Software & Services)	10,044
57,682	Symbion Health Ltd. (Pharmaceutical)	186,367

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
46,934	Telstra Corp. Ltd. (Diversified Telecommunications)	$155,144
1,584	Wesfarmers Ltd. (Industrial Conglomerates)	47,054
5,755	West Australian Newspapers Holdings Ltd. (Media)	60,806
758	Woodside Petroleum Ltd. (Oil & Gas)	22,205
8,128	Woolworths Ltd. (Food & Drug Retailing)	150,497
513	WorleyParsons Ltd. (Energy Equipment & Services)	8,617
21,354	Zinifex Ltd. (Metals & Mining)	277,066

		6,270,188

Austria — 1.1%
1,308	Immofinanz Immobilien Anlagen AG* (Real Estate)	19,866
121	Mayr-Melnhof Karton AG (Containers & Packaging)	23,429
16,518	Voestalpine AG (Metals & Mining)	963,345

		1,006,640

Belgium — 1.6%
649	Ackermans & van Haaren NV (Diversified Financials)	55,116
10,458	Delhaize Group (Food & Drug Retailing)	870,679
5,702	Omega Pharma SA (Healthcare Equipment & Supplies)	460,767
417	Solvay SA (Chemicals)	63,621
414	UCB SA (Pharmaceuticals)	27,466

		1,477,649

Denmark — 1.2%
5,100	Carlsberg A/S Class B (Beverages)	519,106
10,500	Danske Bank A/S (Banks)	483,681
2,300	H. Lundbeck A/S (Pharmaceuticals)	65,725

		1,068,512

Finland — 1.5%
15,861	Cargotec Corp. (Commercial Services & Supplies)	944,637
1,400	Kesko Oyj Series B (Food & Drug Retailing)	74,860
14,000	Nokia Oyj (Communications Equipment)	309,654
2,362	TietoEnator Oyj (IT Consulting & Services)	63,765

		1,392,916

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — 12.1%
43,450	Air France-KLM (Airlines)	$1,959,537
1,303	Bacou Dalloz (Commercial Services & Supplies)	162,219
17,383	BNP Paribas (Banks)	1,946,847
1,619	Bongrain SA (Food Products)	156,254
28,663	Capgemini SA (IT Consulting & Services)	1,831,568
1,110	Christian Dior SA (Textiles)	121,437
22,312	Credit Agricole SA (Banks)	960,702
233	Ipsen SA (Pharmaceuticals)	10,610
6,338	Nexans SA (Electrical Equipment)	868,304
355	Pierre & Vacances (Hotels, Restaurants & Leisure)	43,449
7,507	Publicis Groupe (Media)	323,656
170	Sanofi-Aventis (Pharmaceuticals)	14,981
296	Schneider Electric SA (Electrical Equipment)	35,914
2,591	Sodexho Alliance SA (Hotels, Restaurants & Leisure)	181,261
2,978	Total SA (Oil & Gas)	202,419
53,890	Vivendi SA (Media)	2,223,858

		11,043,016

Germany — 8.4%
404	Bechtle AG (IT Consulting & Services)	11,441
9,186	Beiersdorf AG (Personal Products)	619,427
6,162	Celesio AG (Pharmaceuticals)	352,383
16,298	Deutsche Bank AG (Banks)	2,311,175
1,194	Deutsche Boerse AG (Diversified Financials)	252,218
16,235	Deutsche Lufthansa AG (Airlines)	456,891
7,707	Hochtief AG (Construction & Engineering)	631,717
110	MAN AG (Machinery)	11,652
12,691	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,012,207
21,470	ThyssenKrupp AG (Metals & Mining)	1,021,943

		7,681,054

Greece — 0.6%
4,316	Babis Vovos International Construction SA (Real Estate)	176,715
11,362	Hellenic Exchanges Holding SA (Diversified Financials)	263,229
967	Hellenic Technodomiki Tev SA (Construction & Engineering)	13,465

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
24,006	Technical Olympic SA (Construction & Engineering)	$81,520

		534,929

Ireland — 0.6%
9,828	Bank of Ireland (Banks)	220,180
12,250	C&C Group PLC (Beverages)	181,106
873	DCC PLC (Industrial Conglomerates)	27,654
28,393	United Drug PLC (Healthcare Providers & Services)	149,754

		578,694

Italy — 4.8%
66,636	Banca Monte dei Paschi di Siena SpA (Banks)	432,944
5,021	Banco di Desio e della Brianza SpA (Banks)	61,548
25,128	Benetton Group SpA (Textiles & Apparel)	437,429
9,844	Danieli SpA (Machinery)	194,793
22,694	Eni SpA (Oil & Gas)	731,440
15,289	Fiat SpA* (Automobiles)	333,850
52,768	Finmeccanica SpA (Aerospace & Defense)	1,501,650
6,994	IFIL — Investments SpA (Diversified Financials)	60,726
127	Italmobiliare SpA (Diversified Financials)	11,289
864	Italmobiliare SpA (Construction Materials)	92,674
5,051	Navigazione Montanari SpA (Marine)	22,937
56,597	UniCredito Italiano SpA (Banks)	525,752

		4,407,032

Japan — 30.0%
17,000	Aloka Co. Ltd. (Healthcare Equipment & Supplies)	175,715
61,000	AMADA Co. Ltd. (Machinery)	656,133
19,900	Aoyama Trading Co. Ltd. (Specialty Retail)	609,620
1,900	Asahi Breweries Ltd. (Beverages)	29,271
91,000	Asahi Kasei Corp. (Chemicals)	605,264
8,000	Bando Chemical Industries Ltd. (Machinery)	41,582
4,500	Bank of The Ryukyus Ltd.* (Banks)	75,855
15,500	Canon Marketing, Inc. (Office Electronics)	337,754
13,500	Canon, Inc. (Office Electronics)	712,432

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
15,400	CSK Holdings Corp. (IT Consulting & Services)	$690,615
15,000	Dainippon Screen MFG. Co. Ltd. (Electronic Equipment & Instruments)	129,577
47,000	Daiwa Securities Group, Inc. (Diversified Financials)	578,244
3,300	Daiwasystem Co. Ltd. (Real Estate)	81,381
10,100	Diamond Lease Co. Ltd. (Commercial Services & Supplies)	505,520
14,200	Elpida Memory, Inc.* (Computers & Peripherals)	618,916
19,900	FUJIFILM Holdings Corp. (Leisure Equipment & Products)	824,110
49,000	Fujikura Ltd. (Electrical Equipment)	428,216
21,500	Fuyo General Lease Co. Ltd. (Diversified Financials)	804,806
26,000	Gunze Ltd. (Textiles & Apparel)	136,480
22,000	Hankyu Department Stores, Inc. (Multiline Retail)	200,798
2,000	Hino Motors Ltd. (Machinery)	10,372
43,000	Hitachi Ltd. (Electronic Equipment & Instruments)	289,318
18,700	Honda Motor Co. Ltd. (Automobiles)	734,917
600	Itochu-Shokuhin Co. Ltd. (Food & Drug Retailing)	19,626
14	Japan Tobacco, Inc. (Tobacco)	67,244
22,900	JFE Holdings, Inc. (Metals & Mining)	1,273,723
8,700	JSP Corp. (Miscellaneous Manufacturing)	93,174
5,000	Kamigumi Co. Ltd. (Marine)	42,059
23,000	Kato Works Co. Ltd. (Machinery)	109,860
3,000	Kawasaki Kisen Kaisha Ltd. (Marine)	26,005
7,000	Komori Corp. (Machinery)	144,894
10,600	Kyocera Corp. (Electronic Equipment & Instruments)	978,516
12,000	Leopalace21 Corp. (Real Estate)	382,488
56,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	1,115,622
6,000	Matsushita Electric Works Ltd. (Electrical Equipment)	66,487
25,000	Meiji Dairies Corp. (Food Products)	191,646
79,000	Mitsubishi Electric Corp. (Electrical Equipment)	717,431
8,200	Mitsubishi Pencil Co. Ltd. (Commercial Services & Supplies)	121,703

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
114	Mitsubishi UFJ Financial Group, Inc. (Banks)	$1,383,267
165,000	Nippon Express Co. Ltd. (Road & Rail)	938,704
97,500	Nippon Mining Holdings, Inc. (Oil & Gas)	705,223
89,000	Nippon Oil Corp. (Oil & Gas)	598,541
54,000	Nippon Steel Corp. (Metals & Mining)	319,155
198	Nippon Telegraph & Telephone Corp. (Diversified Telecommunications)	990,630
49,000	Nippon Yusen Kabushiki Kaisha (Marine)	375,467
200	Nomura Research Institute Ltd. (IT Consulting & Services)	31,225
33,000	NSK Ltd. (Machinery)	302,924
3,000	Obayashi Corp. (Construction & Engineering)	18,299
39,300	Pioneer Corp. (Household Durables)	555,314
40,000	Ricoh Co. Ltd. (Office Electronics)	875,928
3,300	Rohm Co. Ltd. (Electronic Equipment & Instruments)	300,248
5,000	Sakai Chemical Industry Co. Ltd. (Chemicals)	29,323
573	SBI Holdings, Inc. (Internet Software & Services)	222,744
73,000	Sompo Japan Insurance, Inc. (Insurance)	931,600
1,500	Suzuken Co. Ltd. (Healthcare Providers & Services)	52,162
3,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	255,123
12,000	Takihyo Co. Ltd. (Pharmaceuticals)	59,521
64,000	Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)	866,537
2,000	The Nishi-Nippon City Bank Ltd. (Banks)	8,469
15,400	The Tokyo Electric Power Co., Inc. (Electrical Utilities)	525,284
2,200	TIS, Inc. (IT Consulting & Services)	47,992
2,000	TKC Corp. (Commercial Services & Supplies)	35,305
1,700	Tokyo Broadcasting System, Inc. (Media)	58,976
9,000	Tokyu Store Chain Co. Ltd. (Food & Drug Retailing)	50,912
40,000	Toshiba Corp. (Computers & Peripherals)	256,058
139,000	Towa Real Estate Development Co. Ltd.* (Real Estate)	694,363

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4,800	Toyota Motor Corp. (Automobiles)	$315,944
5,000	Uchida Yoko Co. Ltd. (Commercial Services & Supplies)	27,656
46,000	UNY Co. Ltd. (Multiline Retail)	599,344
1	West Japan Railway Co. (Road & Rail)	4,466
3,800	Yamaha Motor Co. Ltd. (Automobiles)	118,027
7,900	Yamato Kogyo Co. Ltd. (Metals & Mining)	210,042

		27,392,147

Netherlands — 5.2%
11,689	Aegon NV (Insurance)	230,615
12,071	Akzo Nobel NV (Chemicals)	760,543
5,122	Heineken NV (Beverages)	259,743
10,061	Hunter Douglas NV (Household Durables)	826,775
73,341	Koninklijke (Royal) KPN NV (Diversified Telecommunications)	1,060,059
3,037	Nutreco Holding NV (Food Products)	208,671
1,868	OPG Groep NV (Healthcare Providers & Services)	219,701
147	Rodamco Europe NV (Real Estate)	19,922
43,510	Unilever NV (Food Products)	1,161,611

		4,747,640

New Zealand — 0.3%
28,336	Contact Energy Ltd. (Electric Utilities)	168,492
10,432	Fletcher Building Ltd. (Construction Materials)	83,044
5,935	The Warehouse Group Ltd. (Multiline Retail)	29,879

		281,415

Norway — 2.8%
340	Aker Kvaerner ASA (Construction & Engineering)	38,668
8,700	Hafslund ASA (Electric Utilities)	191,205
17,910	Norsk Hydro ASA (Oil & Gas)	583,447
960	Orkla ASA (Food & Household Products)	57,820
4,700	SeaDrill Ltd.* (Energy Equipment & Services)	77,925
42,300	Statoil ASA (Oil & Gas)	1,136,406

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
21,700	Telenor ASA (Diversified Telecommunications)	$442,806

		2,528,277

Portugal — 0.4%
151,164	Sonae SGPS SA (Industrial Conglomerates)	335,284

Spain — 3.7%
5,582	Banco Popular Espanol SA (Banks)	107,097
5,503	Compania Espanola de Petroleos SA (Oil & Gas)	418,044
38,746	Endesa SA (Electric Utilities)	1,950,291
14,331	Gas Natural SDG SA (Gas Utilities)	573,690
2,340	Repsol YPF SA (Oil & Gas)	77,185
5,414	Union Fenosa SA (Electric Utilities)	270,585

		3,396,892

Sweden — 4.4%
4,100	Electrolux AB Series B (Home Furnishings)	78,086
27,000	JM AB (Real Estate)	726,510
2,000	L E Lundbergforetagen AB (Real Estate)	136,061
1,800	Nordea Bank AB (Banks)	28,216
19,800	Securitas AB Series B (Commercial Services & Supplies)	296,296
234,000	TeliaSonera AB (Diversified Telecommunication Services)	1,883,110
7,050	Volvo AB (Machinery)	532,738
3,800	Volvo AB Series B (Machinery)	279,838

		3,960,855

Switzerland — 6.5%
11,881	Adecco SA (Commercial Services & Supplies)	765,490
141	Bachem Holding AG (Biotechnology)	10,527
242	Baloise Holding AG (Insurance)	24,575
501	Bellevue Group AG (Diversified Financials)	35,708
4	Daetwyler Holding AG (Industrial Conglomerates)	21,880
66	Elektrizitaets-Gesellschaft Laufenburg AG (Electric Utilities)	73,079
75	Galenica Holding AG (Healthcare Providers & Services)	23,036
624	Geberit AG (Building Products)	1,055,770

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
11	Givaudan SA (Chemicals)	$9,959
1,055	Huber & Suhner AG (Electrical Equipment)	192,746
263	Intershop Holding AG (Real Estate)	68,702
22	Merck Serono SA (Biotechnology)	19,513
502	Phoenix Mecano AG (Electronic Equipment & Instruments)	226,207
6,623	PSP Swiss Property AG* (Real Estate)	387,972
5,575	Roche Holding AG (Pharmaceuticals)	1,050,045
161	Valora Holding AG (Specialty Retail)	53,213
965	Verwaltungs- und Privat-Bank AG (Banks)	249,282
6,011	Zurich Financial Services AG (Insurance)	1,623,718

		5,891,422

United Kingdom — 0.0%
2,007	Greencore Group PLC (Food Products)	10,945

TOTAL COMMON STOCKS		$84,005,507

Preferred Stock — 0.2%

Germany — 0.2%
2,448	Volkswagen AG (Automobiles)	$182,089

TOTAL INVESTMENTS BEFORE TIME DEPOSIT — 92.3%		$84,187,596

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.5%
State Street Bank & Trust Euro — Time Deposit
$455,000	4.85%	02/01/07	$455,000

TOTAL INVESTMENTS — 92.8%			$84,642,596

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.2%			6,567,325

NET ASSETS — 100.0%			$91,209,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investments Industry Classifications†	As a % of Net Assets
Aerospace & Defense	1.6%
Airlines	3.0
Automobiles	1.8
Banks	10.2
Beverages	1.1
Building Products	1.2
Chemicals	2.0
Commercial Services & Supplies	3.2
Communications Equipment	0.3
Computers & Peripherals	1.0
Construction & Engineering	0.9
Construction Materials	0.1
Containers & Packaging	0.2
Diversified Financials	2.4
Diversified Telecommunications	5.0
Electric Utilities	3.5
Electrical Equipment	2.5
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	0.1
Food & Drug Retailing	1.8
Food & Household Products	0.1
Food Products	1.9
Gas Utilities	0.6
Healthcare Equipment & Supplies	0.8
Healthcare Providers & Services	0.5
Home Furnishings	0.1
Hotels, Restaurants & Leisure	0.4
Household Durables	2.7
Industrial Conglomerates	0.5
Insurance	6.6
Internet Software & Services	0.3
IT Consulting & Services	2.9
Leisure Equipment & Products	0.9
Machinery	2.5
Marine	0.5
Media	3.1
Metals & Mining	5.2
Multiline Retail	1.1
Office Electronics	2.1
Oil & Gas	5.1
Personal Products	0.7
Pharmaceutical	3.3
Real Estate	3.8
Road & Rail	1.0
Specialty Retail	0.7
Short-term Investments	0.5
Textiles & Apparel	0.8
Tobacco	0.1

TOTAL INVESTMENTS	92.8%

The percentage shown for each industry category does not reflect the value of the total return swap contract.

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Bermuda — 0.6%
Aquarius Platinum Ltd.	$171,265	$172,266	$1,001

France — 2.0%
Total SA	589,610	594,817	5,207

Germany — 2.7%
Infineon Technologies AG	772,365	776,175	3,810

Netherlands — 2.1%
Unilever NV	598,616	601,710	3,094

United Kingdom — 92.6%
3i Group PLC	1,079,358	1,084,699	5,341
AstraZeneca PLC	1,538,249	1,544,802	6,553
BHP Billiton PLC	379,787	384,367	4,580
BP PLC	2,071,614	2,088,371	16,757
Brit Insurance Holdings PLC	411,356	413,634	2,278
British Airways PLC	1,022,182	1,028,290	6,108
British Sky Broadcasting Group PLC	1,051,321	1,058,794	7,473
BT Group PLC	804,620	809,773	5,153
Caledonia Investments PLC	234,103	234,910	807
Centrica PLC	269,161	270,638	1,477
Compass Group PLC	1,029,234	1,033,260	4,026
Computacenter PLC	311,515	312,776	1,261
Cookson Group PLC	690,148	693,493	3,345
Corus Group PLC	38,916	39,173	257
De La Rue PLC	292,959	294,427	1,468
DSG International PLC	293,958	295,355	1,397
Enterprise Inns PLC	22,164	22,256	92
George Wimpey PLC	417,792	421,527	3,735
GlaxoSmithKline PLC	46,729	47,091	362
HBOS PLC	593,363	595,447	2,084
HSBC Holdings PLC	561,406	563,369	1,963
IMI PLC	612,939	616,655	3,716
Keller Group PLC	763,854	765,629	1,775
Legal & General Group PLC	133,501	134,321	820
Next PLC	858,237	861,183	2,946
Rio Tinto PLC	1,257,101	1,273,204	16,103
Robert Wiseman Dairies PLC	83,654	83,729	75
ROK PLC	21,984	22,072	88
Rolls-Royce Group PLC Series B	46,521	46,798	277
Royal & Sun Alliance Insurance Group PLC	1,050,515	1,053,754	3,239
Royal Bank of Scotland Group PLC	1,840,003	1,846,447	6,444
Royal Dutch Shell PLC	1,307,310	1,311,352	4,042
Royal Dutch Shell PLC Series B	1,073,756	1,077,391	3,635
Scottish & Southern Energy PLC	313,332	314,669	1,337
Tesco PLC	225,107	226,079	972
The Davis Service Group PLC	147,565	148,081	516

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Unilever PLC	$1,186,011	$1,192,158	$6,147
Vodafone Group PLC	1,064,384	1,072,052	7,668
William Hill PLC	98,309	98,822	513
William Morrison Supermarkets PLC	991,078	993,297	2,219
Xstrata PLC	409,785	413,457	3,672

			142,721

TOTAL LONG POSITIONS	$28,776,737	$28,932,570	$155,833

Total Return Swap Short Positions

Australia — 5.1%
Alumina Ltd.	$(23,152)	$(23,591)	$(439)
Aristocrat Leisure Ltd.	(264,280)	(267,769)	(3,489)
AWB Ltd.	(28,567)	(28,875)	(308)
Babcock & Brown Ltd.	(118,116)	(119,491)	(1,375)
CSR Ltd.	(8,532)	(8,658)	(126)
Energy Resources of Australia Ltd.	(133,825)	(135,561)	(1,736)
Iluka Resources Ltd.	(166,647)	(168,979)	(2,332)
Macquarie Communications Infrastructure Group	(28,271)	(28,594)	(323)
Metcash Ltd.	(175,965)	(178,031)	(2,066)
Multiplex Group	(86,828)	(87,857)	(1,029)
Nufarm Ltd.	(158,738)	(160,751)	(2,013)
Sonic Healthcare Ltd.	(69,793)	(70,613)	(820)
Sydney Roads Group	(19,629)	(19,814)	(185)
Transurban Group	(183,478)	(185,401)	(1,923)

			(18,164)

Austria — 1.1%
RHI AG	(312,060)	(313,485)	(1,425)

Belgium — 1.8%
Groupe Bruxelles Lambert S.A.	(528,272)	(530,685)	(2,413)

Bermuda — 0.0%
Benfield Group Ltd.	(8,093)	(8,104)	(11)

Denmark — 1.5%
DSV A/S	(420,999)	(423,176)	(2,177)

Finland — 0.7%
Nokian Renkaat Oyj	(202,313)	(203,552)	(1,239)
Stockmann Oyj Abp	(10,006)	(10,016)	(10)

			(1,249)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
France — 10.5%
April Group	(136,235)	(136,506)	(271)
Areva	(35,197)	(35,375)	(178)
Eurofins Scientific	(200,073)	(201,205)	(1,132)
Imerys SA	(13,541)	(13,586)	(45)
Pernod Ricard SA	(469,573)	(472,026)	(2,453)
Rubis	(30,301)	(30,447)	(146)
Safran SA	(192,720)	(194,185)	(1,465)
Societe Immobiliere de Location
pour l’Industrie et le Commerce	(19,752)	(19,828)	(76)
SOITEC	(220,274)	(222,756)	(2,482)
Zodiac SA	(1,716,372)	(1,724,732)	(8,360)

			(16,608)

Germany — 7.4%
Continental AG	(310,412)	(312,686)	(2,274)
DIC Asset AG	(311,850)	(313,925)	(2,075)
Grenkeleasing AG	(125,803)	(126,367)	(564)
Norddeutsche Affinerie AG	(10,558)	(10,667)	(109)
Pfleiderer AG	(1,383,154)	(1,392,301)	(9,147)

			(14,169)

Italy — 3.4%
Digital Multimedia Technologies SpA	$(251,205)	$(252,530)	$(1,325)
Fastweb	(735,059)	(740,326)	(5,267)

			(6,592)

Japan — 23.5%
A&D Co. Ltd.	(281,070)	(283,681)	(2,611)
Acom Co. Ltd.	(351,335)	(354,888)	(3,553)
Advantest Corp.	(154,278)	(155,672)	(1,394)
Bridgestone Corp.	(4,318)	(4,344)	(26)
Chiyoda Corp.	(62,662)	(63,142)	(480)
Daido Steel Co. Ltd.	(12,359)	(12,467)	(108)
Dowa Holdings Co. Ltd.	(25,411)	(25,685)	(274)
Dowa Holdings Co. Ltd. — Warrants	—	(11,119)	(11,119)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Funai Electric Co. Ltd.	(135,954)	(136,907)	(953)
Hankyu Hanshin Holdings, Inc.	(368,608)	(372,703)	(4,095)
Japan Securities Finance Co. Ltd.	(59,877)	(60,508)	(631)
Keyence Corp.	(111,564)	(112,874)	(1,310)
Kintetsu Corp.	(228,158)	(230,130)	(1,972)
Koito Manufacturing Co. Ltd.	(126,882)	(128,261)	(1,379)
Komeri Co. Ltd.	(26,177)	(26,373)	(196)
Matsumotokiyoshi Co. Ltd.	(312,095)	(314,731)	(2,636)
Meitec Corp.	(221,283)	(222,937)	(1,654)
Misawa Homes Holdings, Inc.	(108,219)	(109,230)	(1,011)
MISUMI Group, Inc.	(975,274)	(985,391)	(10,117)
NIDEC Corp.	(393,590)	(396,087)	(2,497)
Nippon Electric Glass Co. Ltd.	(71,190)	(71,804)	(614)
Nitto Denko Corp.	(34,087)	(34,453)	(366)
OSG Corp.	(129,428)	(130,750)	(1,322)
Promise Co. Ltd.	(221,654)	(223,875)	(2,221)
Ryohin Keikaku Co. Ltd.	(107,576)	(108,480)	(904)
Square Enix Co. Ltd.	(75,903)	(76,199)	(296)
Sysmex Corp.	(630,215)	(635,238)	(5,023)
The Japan General Estate Co. Ltd.	(16,463)	(16,618)	(155)
TOC Co. Ltd.	(305,748)	(308,210)	(2,462)
Tokuyama Corp.	(31,887)	(32,312)	(425)
Tokyo Seimitsu Co. Ltd.	(812,030)	(821,505)	(9,475)
Yamato Transport Co. Ltd.	(44,741)	(45,080)	(339)
Zeon Corp.	(315,610)	(318,788)	(3,178)

			(74,796)

Netherlands — 9.2%
Aalberts Industries NV	(265,774)	(267,064)	(1,290)
James Hardie Industries NV	(161,985)	(164,955)	(2,970)
Reed Elsevier NV	(478,781)	(480,683)	(1,902)
Royal Numico NV	(1,758,617)	(1,764,269)	(5,652)

			(11,814)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Norway — 5.6%
Awilco Offshore ASA	$(39,747)	$(40,124)	$(377)
Fred Olsen Energy ASA	(1,555,418)	(1,562,023)	(6,605)
Tandberg Television ASA	(17,250)	(17,408)	(158)

			(7,140)

Sweden — 5.9%
Atlas Copco AB	(1,043,686)	(1,053,463)	(9,777)
Hexagon AB Series B	(440,481)	(444,140)	(3,659)
Hoganas AB Series B	(115,786)	(116,336)	(550)
Securitas Direct AB	(37,396)	(37,468)	(72)
Securitas Systems AB	(75,050)	(75,195)	(145)

			(14,203)

Switzerland — 0.5%
Kuehne & Nagel International AG	(131,107)	(131,907)	(800)

United Kingdom — 23.8%
Aberdeen Asset Management PLC	(106,541)	(106,943)	(402)
AMEC PLC	(806,928)	(812,396)	(5,468)
ARM Holdings PLC	(531,354)	(533,790)	(2,436)
BBA Aviation PLC	(41,013)	(41,382)	(369)
Cairn Energy PLC	(995,758)	(1,000,330)	(4,572)
Croda International PLC	(940,265)	(950,328)	(10,063)
Diageo PLC	(334,270)	(335,718)	(1,448)
Experian Group Ltd.	(607,440)	(610,175)	(2,735)
Findel PLC	(16,367)	(16,419)	(52)
HMV Group PLC	(213,553)	(215,174)	(1,621)
Inmarsat PLC	(108,175)	(108,578)	(403)
Ladbrokes PLC	(394,086)	(397,169)	(3,083)
Lonmin PLC	(8,881)	(8,955)	(74)
Northgate PLC	(126,545)	(127,365)	(820)
Northumbrian Water Group PLC	(5,290)	(5,330)	(40)
Reed Elsevier PLC	(367,596)	(369,019)	(1,423)
Standard Life PLC	(179,978)	(180,199)	(221)
VT Group PLC	(404,946)	(406,426)	(1,480)
Yell Group PLC	(686,687)	(690,142)	(3,455)

			(40,165)

TOTAL SHORT POSITIONS	$(28,862,040)	$(29,073,766)	$(211,726)

TOTAL LONG AND SHORT POSITIONS			$(55,893)

NET FINANCING			291,350
CORPORATE ACTIONS			(31,715)

NET SWAP CONTRACT			$203,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the current swap value.

Morgan Stanley acts as the counterparty for this swap contract. Termination date for this contract is August 6, 2009.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FOREIGN CURRENCY CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain

Euro	02/05/07	$326,164	$328,516	$2,352
Great British Pound	02/05/07	226,084	227,904	1,820
Japanese Yen	02/05/07	219,352	221,328	1,976

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$771,600	$777,748	$6,148

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

DJ Euro Stoxx 50 Index	15	March 2007	$819,742	($2,941)
FTSE 100 Index	10	March 2007	1,215,559	(11,165)
Hang Seng Index	17	February 2007	2,194,254	(66,159)
Share Price Index 200	(1)	March 2007	(111,474)	(1,616)
Topix Index	3	March 2007	428,809	1,467

			$4,546,890	$(80,414)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$76,696,454

Gross unrealized gain	7,946,142
Gross unrealized loss	—

Net unrealized security gain	$7,946,142

Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities, including equity securities sold short, and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (1) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest, and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses.

     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
At January 31, 2007, the Fund had an undivided interest in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount
Structured U.S. Equity Flex	$600,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN Amro, Inc	$500,000,000	5.28%	02/01/07	$500,073,333
Banc of America Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000
Barclays Capital PLC	1,000,000,000	5.28	02/01/07	1,000,146,667
Bear Stearns	750,000,000	5.28	02/01/07	750,110,000
Credit Suisse First Bank LLC	1,000,000,000	5.28	02/01/07	1,000,146,667
Deutsche Bank Securities, Inc	1,000,000,000	5.28	02/01/07	1,000,146,667
Greenwich Capital Markets	300,000,000	5.28	02/01/07	300,044,000
Merrill Lynch	500,000,000	5.28	02/01/07	500,073,333
Morgan Stanley & Co	500,000,000	5.28	02/01/07	500,073,333
UBS Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000
Wachovia Capital Markets	250,000,000	5.28	02/01/07	250,036,667
TOTAL	$8,800,000,000			$8,801,290,667

At January 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 02/09/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.00% to 9.00%, due 05/01/08 to 11/01/46; Federal National Mortgage Association, 0.00% to 7.50%, due 03/01/07 to 01/01/47 and Government National Mortgage Association, 4.50% to 7.50%, due 02/15/07 to 01/15/37. The aggregate market value of the collateral, including additional interest was $9,002,503,735.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, short sales, total return swaps, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

     As an investment company registered with the SEC, the Funds must segregate liquid assets to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.

Short Sales — Short selling involves leverage of a Fund’s assets and presents various risks. In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a Prime Broker or other counterparty. The Funds may not always be able to borrow the security at a particular time or at an acceptable cost. Thus, there is risk that the Funds may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

     After selling the borrowed security, a Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. A Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value since it was sold, a Fund will be required to pay more for the replacement security than the amount it received from selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, a Fund may realize a gain. A Fund’s gain on a short sale, before transactions and other costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.
     Until a Fund replaces a borrowed security, a Fund will be required to maintain assets in a segregated account at the custodian as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, a Fund is required to designate, on the books of its custodian, liquid assets (less any additional collateral held by the custodian) to cover the short sale obligation, marked to market daily. The requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities and short sales.

     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Some total return swaps may be complex and valued subjectively. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Funds’ investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of equity swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 2, 2007

* Print the name and title of each signing officer under his or her signature.